Summary of significant accounting policies - Asset retirement obligations and other retirement costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Asset retirement obligations
Balance at the beginning of the period	$ 1,070,640	$ 1,017,563
Liabilities settled	(6,988)	(4,538)
Accretion	54,475	50,473	$ 38,090
Deferred accretion	(853)	1,860
Change in cash flow estimates	18,709	5,282
Balance at the end of the period	1,135,983	1,070,640	1,017,563
Coal Combustion Residuals
Increase in the obligation for coal ash decommissioning	10,775	5,958
Fund balances for coal ash pond and landfill decommissioning	120,536	93,184
Hatch Unit No. 1
Nuclear Decommissioning
Estimated costs based on site study	277,000
Hatch Unit No. 1 | Radiated structures
Nuclear Decommissioning
Estimated costs based on site study	209,000
Hatch Unit No. 1 | Spent fuel management
Nuclear Decommissioning
Estimated costs based on site study	54,000
Hatch Unit No. 1 | Non-radiated structures
Nuclear Decommissioning
Estimated costs based on site study	14,000
Hatch Unit No. 2
Nuclear Decommissioning
Estimated costs based on site study	299,000
Hatch Unit No. 2 | Radiated structures
Nuclear Decommissioning
Estimated costs based on site study	231,000
Hatch Unit No. 2 | Spent fuel management
Nuclear Decommissioning
Estimated costs based on site study	49,000
Hatch Unit No. 2 | Non-radiated structures
Nuclear Decommissioning
Estimated costs based on site study	19,000
Vogtle Unit No. 1
Nuclear Decommissioning
Estimated costs based on site study	266,000
Vogtle Unit No. 1 | Radiated structures
Nuclear Decommissioning
Estimated costs based on site study	188,000
Vogtle Unit No. 1 | Spent fuel management
Nuclear Decommissioning
Estimated costs based on site study	55,000
Vogtle Unit No. 1 | Non-radiated structures
Nuclear Decommissioning
Estimated costs based on site study	23,000
Vogtle Unit No. 2
Nuclear Decommissioning
Estimated costs based on site study	286,000
Vogtle Unit No. 2 | Radiated structures
Nuclear Decommissioning
Estimated costs based on site study	206,000
Vogtle Unit No. 2 | Spent fuel management
Nuclear Decommissioning
Estimated costs based on site study	51,000
Vogtle Unit No. 2 | Non-radiated structures
Nuclear Decommissioning
Estimated costs based on site study	29,000
Nuclear
Asset retirement obligations
Balance at the beginning of the period	697,441	658,956
Liabilities settled	0	0
Accretion	40,776	38,485
Deferred accretion	0	0
Change in cash flow estimates	0	0
Balance at the end of the period	738,217	697,441	658,956
Coal Ash Pond
Asset retirement obligations
Balance at the beginning of the period	329,264	326,248
Liabilities settled	(4,656)	(3,380)
Accretion	12,059	10,494
Deferred accretion	(853)	1,860
Change in cash flow estimates	10,775	(5,958)
Balance at the end of the period	346,589	329,264	326,248
Other
Asset retirement obligations
Balance at the beginning of the period	43,935	32,359
Liabilities settled	(2,332)	(1,158)
Accretion	1,640	1,494
Deferred accretion	0	0
Change in cash flow estimates	7,934	11,240
Balance at the end of the period	$ 51,177	$ 43,935	$ 32,359